Organization and Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 1,200	$ 1,418	$ 975
Provision Charged to Expense	385	334	643
Amounts Written Off	285	552	200
Balance, End of Year	$ 1,300	$ 1,200	$ 1,418